UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	12/31/2013

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 0.8%
Curtiss-Wright Corp.	444,414	$27,655,883

Airlines — 1.2%
Spirit Airlines, Inc.*	891,782	40,495,821

Auto Components — 0.6%
Dorman Products, Inc.*	351,165	19,689,822

Biotechnology — 0.5%
KYTHERA Biopharmaceuticals, Inc.*(a)	487,924	18,175,169

Capital Markets — 3.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	153,745	10,022,637
Eaton Vance Corp.	847,213	36,252,244
Evercore Partners, Inc. (Class A Stock)	392,228	23,447,390
Waddell & Reed Financial, Inc. (Class A Stock)	732,098	47,674,222

		117,396,493

Commercial Banks — 9.6%
Bank of the Ozarks, Inc.	711,794	40,280,422
BankUnited, Inc.	645,344	21,244,724
BOK Financial Corp.	260,639	17,285,578
Columbia Banking System, Inc.	526,559	14,485,638
East West Bancorp, Inc.	1,430,871	50,037,559
First Republic Bank	1,096,390	57,396,017
Pinnacle Financial Partners, Inc.	623,297	20,275,851
Prosperity Bancshares, Inc.	611,747	38,778,642
Signature Bank*(a)	259,061	27,828,333
Wintrust Financial Corp.	742,238	34,232,017

		321,844,781

Commercial Services & Supplies — 1.8%
Mobile Mini, Inc.*	820,250	33,777,895
West Corp.	1,082,235	27,824,262

		61,602,157

Construction & Engineering — 0.9%
Great Lakes Dredge & Dock Corp.*	3,166,738	29,133,990

Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co.*(a)	1,188,716	20,160,623

Diversified Telecommunication Services — 2.6%
Cogent Communications Group, Inc.	826,401	33,394,864
Frontier Communications Corp.	4,694,763	21,830,648
Lumos Networks Corp.	719,597	15,111,537
tw telecom, Inc.*	491,940	14,989,412

		85,326,461

Electric Utilities — 1.0%
ITC Holdings Corp.	336,197	32,214,397

Electrical Equipment — 0.6%
Polypore International, Inc.*(a)	545,278	21,211,314

Electronic Equipment, Instruments & Components — 0.7%
Anixter International, Inc.	254,992	22,908,481

Energy Equipment & Services — 2.1%
Dresser-Rand Group, Inc.*	251,027	14,968,740
Dril-Quip, Inc.*	362,571	39,857,430
Superior Energy Services, Inc.*	498,704	13,270,513

		68,096,683

Food & Staples Retailing — 1.6%
Fresh Market, Inc. (The)*	391,267	15,846,314
Susser Holdings Corp.*(a)	274,595	17,983,227
United Natural Foods, Inc.*	275,294	20,754,415

		54,583,956

Food Products — 2.7%
Adecoagro SA (Argentina)*	2,033,476	16,450,821
Darling International, Inc.*	1,350,618	28,200,904
Hain Celestial Group, Inc. (The)*(a)	511,549	46,438,418

		91,090,143

Health Care Equipment & Supplies — 0.9%
Insulet Corp.*(a)	176,086	6,532,791
Novadaq Technologies, Inc. (Canada)*	280,703	4,628,792
Tandem Diabetes Care, Inc.*(a)	335,799	8,653,540
TearLab Corp.*(a)	1,225,515	11,446,310

		31,261,433

Health Care Providers & Services — 7.6%
Air Methods Corp.*(a)	885,393	51,644,974
Centene Corp.*	752,099	44,336,236
Envision Healthcare Holdings, Inc.*	352,904	12,535,150
Healthways, Inc.*	1,181,711	18,139,264
Molina Healthcare, Inc.*(a)	691,916	24,044,081
MWI Veterinary Supply, Inc.*	130,208	22,212,183
Premier, Inc. (Class A Stock)*	531,432	19,535,440
Team Health Holdings, Inc.*	449,412	20,470,717
Universal Health Services, Inc. (Class B Stock)	491,855	39,968,137

		252,886,182

Hotels, Restaurants & Leisure — 2.9%
Cheesecake Factory, Inc. (The)(a)	627,130	30,271,565
Del Frisco’s Restaurant Group, Inc.*	890,570	20,990,735
Extended Stay America, Inc.*	164,814	4,328,016
Vail Resorts, Inc.	562,443	42,312,587

		97,902,903

Household Durables — 0.4%
SodaStream International Ltd. (Israel)*(a)	297,143	14,750,179

Insurance — 6.3%
Protective Life Corp.	1,206,202	61,106,193
Symetra Financial Corp.	2,552,098	48,387,778
White Mountains Insurance Group Ltd.	91,350	55,091,356
WR Berkley Corp.	1,094,658	47,497,211

		212,082,538

Internet & Catalog Retail — 0.2%
Vitacost.com, Inc.*	1,071,649	6,204,848

Internet Software & Services — 1.6%
Bankrate, Inc.*(a)	1,041,285	18,680,653
Cornerstone OnDemand, Inc.*	656,948	35,041,606

		53,722,259

IT Services — 4.3%
Gartner, Inc.*	461,704	32,804,069
Global Payments, Inc.	535,327	34,790,902
InterXion Holding NV (Netherlands)*	765,512	18,073,738
Vantiv, Inc. (Class A Stock)*	1,826,429	59,559,850

		145,228,559

Life Sciences Tools & Services — 1.2%
Bruker Corp.*	1,027,671	20,317,056
Fluidigm Corp.*	552,672	21,178,391

		41,495,447

Machinery — 5.6%
CIRCOR International, Inc.	371,632	30,020,433
Crane Co.	590,761	39,728,677
IDEX Corp.	490,480	36,221,948
RBC Bearings, Inc.*	348,625	24,665,219
Rexnord Corp.*	387,216	10,458,704
Terex Corp.	544,355	22,857,466
WABCO Holdings, Inc.*	258,591	24,154,985

		188,107,432

Media — 2.2%
Cinemark Holdings, Inc.	1,338,770	44,621,204
Imax Corp. (Canada)*(a)	964,278	28,426,915

		73,048,119

Metals & Mining — 1.7%
Constellium NV (Netherlands) (Class A Stock)*	718,582	16,721,403
McEwen Mining, Inc.*(a)	3,230,883	6,332,531
Reliance Steel & Aluminum Co.	442,429	33,553,815

		56,607,749

Oil, Gas & Consumable Fuels — 6.3%
Laredo Petroleum, Inc.*	350,205	9,697,176
PDC Energy, Inc.*	209,045	11,125,375
Rosetta Resources, Inc.*	1,130,936	54,330,165
SemGroup Corp. (Class A Stock)	734,272	47,896,563
Targa Resources Corp.	484,935	42,756,719
Western Refining, Inc.	333,882	14,159,936
Whiting Petroleum Corp.*	493,759	30,548,869

		210,514,803

Personal Products — 0.6%
Herbalife Ltd. (Cayman Islands)(a)	244,560	19,246,872

Pharmaceuticals — 1.7%
Aratana Therapeutics, Inc.*(a)	481,022	9,187,520
Pacira Pharmaceuticals, Inc.*(a)	849,775	48,853,565

		58,041,085

Professional Services — 1.4%
Corporate Executive Board Co. (The)	362,459	28,065,200
Korn/Ferry International*	743,414	19,417,974

		47,483,174

Real Estate Investment Trusts (REITs) — 5.1%
Capstead Mortgage Corp.	1,366,111	16,502,621
Chimera Investment Corp.	5,793,702	17,960,476
Colony Financial, Inc.	883,361	17,923,395
Hersha Hospitality Trust	2,869,840	15,985,009
MFA Financial, Inc.	6,310,755	44,553,930
Pebblebrook Hotel Trust	629,359	19,359,083

Starwood Property Trust, Inc.	593,908	16,451,252
Summit Hotel Properties, Inc.	2,383,666	21,452,994

		170,188,760

Road & Rail — 1.1%
Genesee & Wyoming, Inc. (Class A Stock)*	110,923	10,654,154
Heartland Express, Inc.(a)	455,304	8,933,064
Roadrunner Transportation Systems, Inc.*	624,564	16,832,000

		36,419,218

Semiconductors & Semiconductor Equipment — 4.5%
ATMI, Inc.*	280,274	8,467,078
Cavium, Inc.*(a)	1,370,643	47,300,890
Hittite Microwave Corp.*	296,030	18,273,932
Power Integrations, Inc.	937,272	52,318,523
Semtech Corp.*	983,670	24,867,178

		151,227,601

Software — 3.4%
BroadSoft, Inc.*	606,395	16,578,839
CommVault Systems, Inc.*	265,986	19,917,032
Fortinet, Inc.*	793,449	15,178,679
Jive Software, Inc.*(a)	620,511	6,980,749
Qlik Technologies, Inc.*	984,357	26,213,427
SolarWinds, Inc.*	730,781	27,645,445

		112,514,171

Specialty Retail — 5.9%
Asbury Automotive Group, Inc.*	200,587	10,779,545
Chico’s FAS, Inc.	1,447,752	27,275,648
DSW, Inc. (Class A Stock)	879,705	37,589,795
Express, Inc.*	1,011,131	18,877,816
Mattress Firm Holding Corp.*(a)	974,072	41,924,059
Pier 1 Imports, Inc.	1,265,981	29,218,841
Restoration Hardware Holdings, Inc.*	160,669	10,813,024
Urban Outfitters, Inc.*	589,150	21,857,465

		198,336,193

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.*(a)	298,461	25,208,016

Thrifts & Mortgage Finance — 0.3%
WSFS Financial Corp.	144,330	11,189,905

Wireless Telecommunication Services — 1.1%
NTELOS Holdings Corp.	142,549	2,883,766
SBA Communications Corp. (Class A Stock)*(a)	361,893	32,512,467

		35,396,233

TOTAL LONG-TERM INVESTMENTS (cost $2,235,063,023)		3,280,649,853

SHORT-TERM INVESTMENT — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $407,308,980; includes $353,090,269 of cash collateral received for securities on loan)(b)(c)	407,308,980	407,308,980

TOTAL INVESTMENTS 110.1% (cost $2,642,372,003)(d)	3,687,958,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%	(338,436,998)

NET ASSETS — 100.0%	$3,349,521,835

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $345,852,470; cash collateral of $353,090,269 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,657,876,067

Appreciation	1,079,114,657
Depreciation	(49,031,891)

Net Unrealized Appreciation	$1,030,082,766

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,280,649,853	$—	$—
Affiliated Money Market Mutual Fund	407,308,980	—	—

Total	$3,687,958,833	$—	$—

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 19, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 19, 2014

*	Print the name and title of each signing officer under his or her signature.